Stock-Based Compensation - Summary of option activity (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 08, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Outstanding at beginning of the period		390,288	322,495
Granted	82,512	102,974	150,161
Exercised		(460)	(14,808)
Forfeited		(12,963)	(5,754)
Expired		(24,288)	(61,806)
Outstanding at ending of the period		455,551	390,288	322,495
Vested or expected to vest at end of the period		455,551	390,288
Exercisable at ending of the period		323,323	238,041
Weighted average Exercise Price
Outstanding at beginning of the period		$ 38.57	$ 15.81
Granted	$ 96.95	165.43	31.56
Exercised	$ 121.19	6.86	15.81
Forfeited		38.97	22.55
Expired		16.43	13.11
Outstanding at ending of the period		68.45	38.57	$ 15.81
Vested or expected to vest at end of the period		68.45	38.57
Exercisable at ending of the period		75.23	43.59
Weighted-average grant-date fair value of granted shares		20.78	13.18
Weighted-average grant-date fair value of forfeited shares		$ 16.1	$ 10.39
Weighted remaining contractual term (in Years)		5 years 1 month 17 days	5 years 7 months 6 days	4 years 2 months 4 days
Vested or expected to vest, weighted remaining contractual term (in Years)		5 years 1 month 17 days	5 years 7 months 6 days
Exercisable, weighted remaining contractual term (in Years)		4 years 10 days	3 years 11 months 19 days
Aggregate intrinsic value of options granted		$ 16,456	$ 4,586	$ 3,515
Aggregate intrinsic value of option exercised		35	325
Aggregate intrinsic value of vested or expected to vest options		16,456	4,586
Aggregate intrinsic value of exercisable options		$ 12,245	$ 3,493